Revenue Recognition - Contract Balance (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition
Accounts receivable-trade, net	¥ 1,355,489	¥ 621,867
Contract liabilities:
Current	53,485	109,307
Long-term	36,913	71,134
Total	90,398	180,441
Prepaid card liability	¥ 409,710	¥ 402,742